Financial risk management - Maturity Analysis (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Loan repayment percentage	1.00%
Repayment of current borrowings in future years	€ 8.6	€ 8.4
Financial liabilities, undiscounted cash flows	2,674.2	2,627.6
2017 / 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	569.2	594.8
2018 / 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	75.0	59.4
2019 / 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	83.7	59.2
2020 / 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	75.2	75.8
2021 / 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	1,785.4	74.7
More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	85.7	1,763.7
Borrowings-principal
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	1,791.0	1,794.4
Borrowings-principal | 2017 / 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	10.8	23.4
Borrowings-principal | 2018 / 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	9.6	8.4
Borrowings-principal | 2019 / 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	8.6	8.4
Borrowings-principal | 2020 / 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	8.6	8.4
Borrowings-principal | 2021 / 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	1,753.4	8.4
Borrowings-principal | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0.0	1,737.4
Borrowings-interest
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	264.4	361.9
Borrowings-interest | 2017 / 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	61.1	67.9
Borrowings-interest | 2018 / 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	59.8	67.6
Borrowings-interest | 2019 / 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	59.4	67.1
Borrowings-interest | 2020 / 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	59.1	66.7
Borrowings-interest | 2021 / 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	25.0	66.3
Borrowings-interest | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0.0	26.3
Lease liabilities [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	145.5
Lease liabilities [member] | 2017 / 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	16.8
Lease liabilities [member] | 2018 / 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	15.2
Lease liabilities [member] | 2019 / 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	13.3
Lease liabilities [member] | 2020 / 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	7.5
Lease liabilities [member] | 2021 / 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	7.0
Lease liabilities [member] | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	85.7
Trade and other payables excluding non-financial liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	483.4	534.9
Trade and other payables excluding non-financial liabilities | 2017 / 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	483.4	534.9
Trade and other payables excluding non-financial liabilities | 2018 / 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0.0	0.0
Trade and other payables excluding non-financial liabilities | 2019 / 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0.0	0.0
Trade and other payables excluding non-financial liabilities | 2020 / 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0.0	0.0
Trade and other payables excluding non-financial liabilities | 2021 / 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0.0	0.0
Trade and other payables excluding non-financial liabilities | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0.0	0.0
Sell | Foreign exchange forward contract
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	666.2	671.9
Sell | Foreign exchange forward contract | 2017 / 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	666.2	671.9
Sell | Foreign exchange forward contract | 2018 / 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0.0
Sell | Foreign exchange forward contract | 2019 / 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0.0
Sell | Foreign exchange forward contract | 2020 / 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0.0
Sell | Foreign exchange forward contract | 2021 / 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0.0
Sell | Foreign exchange forward contract | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0.0
Sell | Cross currency interest rate swap
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	1,215.8	1,250.3
Sell | Cross currency interest rate swap | 2017 / 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	38.8	40.1
Sell | Cross currency interest rate swap | 2018 / 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	38.6	39.8
Sell | Cross currency interest rate swap | 2019 / 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	1,138.4	39.6
Sell | Cross currency interest rate swap | 2020 / 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0.0	1,130.8
Sell | Cross currency interest rate swap | 2021 / 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0.0	0.0
Sell | Cross currency interest rate swap | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0.0
Pay | Foreign exchange forward contract
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	(658.5)	(686.7)
Pay | Foreign exchange forward contract | 2017 / 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	(658.5)	(686.7)
Pay | Foreign exchange forward contract | 2018 / 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0.0	0.0
Pay | Foreign exchange forward contract | 2019 / 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0.0	0.0
Pay | Foreign exchange forward contract | 2020 / 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0.0	0.0
Pay | Foreign exchange forward contract | 2021 / 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0.0	0.0
Pay | Foreign exchange forward contract | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0.0	0.0
Pay | Cross currency interest rate swap
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	(1,233.6)	(1,299.1)
Pay | Cross currency interest rate swap | 2017 / 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	(49.4)	(56.7)
Pay | Cross currency interest rate swap | 2018 / 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	(48.2)	(56.4)
Pay | Cross currency interest rate swap | 2019 / 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	(1,136.0)	(55.9)
Pay | Cross currency interest rate swap | 2020 / 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0.0	(1,130.1)
Pay | Cross currency interest rate swap | 2021 / 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	€ 0.0	0.0
Pay | Cross currency interest rate swap | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		€ 0.0